Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Revenue
Mobile	$ 68,701	$ 122,638	$ 108,485
Software	24,769	117,533	34,435
Software maintenance and consulting	254,039	459,878	360,322
Total revenue	347,509	700,049	503,242
Operating expenses
Cost of revenue	19,229	20,588	15,774
Selling, general and administrative	506,560	521,794	542,688
Research and development	66,068	72,120	49,031
Amortization of intangible assets
Total operating expenses	591,857	614,502	607,493
Income (loss) from operations	(244,348)	85,547	(104,251)
Other income:
Gain on disposition of assets	220,233		45,758
Gain on settlement			9,008
Gain on revaluation of Investment	2,956	604,013
Interest income , net	12,160	13,956	15,951
Total other income	235,349	617,969	61,349
Income (loss) before income taxes	(8,999)	703,516	(42,902)
Income tax benefit
Income (loss) from continuing operations	(8,999)	(42,902)	(69,443)
Loss from discontinued operations
Net income (loss)	$ (8,999)	$ 703,516	$ (42,902)
Other comprehensive income, net of tax
Foreign currency translation adjustment	$ (141,929)	$ (72,890)	$ (5,781)
Comprehensive Income	$ (150,923)	$ 630,626	$ (48,683)
Basic and diluted income (loss) per share from continuing operations	$ (0.001)	$ 0.086	$ (0.005)
Weighted average number of shares outstanding	8,136,348	8,136,348	8,126,222